Income Tax Expense - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Deferred tax assets operating loss carry forwards, foreign	$ 197.8	$ 107.9	$ 83.0